Significant Accounting Policies - Schedule of Expense (Income) from Derivatives Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of revenues [Member]
Schedule of Expense (Income) from Derivatives Instruments [Abstract]
Expense (income) from derivatives instruments	$ (415)	$ (105)	$ 814
Research and development [Member]
Schedule of Expense (Income) from Derivatives Instruments [Abstract]
Expense (income) from derivatives instruments	(976)	(240)	1,144
Sales and marketing [Member]
Schedule of Expense (Income) from Derivatives Instruments [Abstract]
Expense (income) from derivatives instruments	(388)	(63)	368
General and administrative [Member]
Schedule of Expense (Income) from Derivatives Instruments [Abstract]
Expense (income) from derivatives instruments	$ (454)	$ (97)	$ 548